UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:    BlackRock Funds

BlackRock Disciplined Small Cap Core Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 08/31/2013

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2013 (Unaudited)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
AAR Corp.	1,988	$49,879
Ducommun, Inc. (a)	734	19,194
Exelis, Inc.	978	14,386
Spirit Aerosystems Holdings, Inc., Class A (a)	1,868	42,179
Taser International, Inc. (a)	1,202	13,991

		139,629
Air Freight & Logistics — 0.2%
Pacer International, Inc. (a)	2,189	13,419
Airlines — 0.4%
Republic Airways Holdings, Inc. (a)	1,080	12,064
SkyWest, Inc.	301	3,880
Spirit Airlines, Inc. (a)	188	5,860

		21,804
Auto Components — 1.4%
Gentherm, Inc. (a)	459	7,679
Remy International, Inc.	140	2,736
Stoneridge, Inc. (a)	390	4,852
Superior Industries International, Inc.	118	2,058
Tenneco, Inc. (a)	30	1,384
Tower International, Inc. (a)	228	4,669
Visteon Corp. (a)	745	53,349

		76,727
Automobiles — 0.0%
Thor Industries, Inc.	32	1,639
Biotechnology — 3.4%
Aegerion Pharmaceuticals, Inc. (a)	2	173
Affymax, Inc. (a)	1,377	2,148
Agios Pharmaceuticals, Inc. (a)	127	2,995
Alkermes PLC	69	2,191
Alnylam Pharmaceuticals, Inc. (a)	14	725
AMAG Pharmaceuticals, Inc. (a)	150	3,549
Astex Pharmaceuticals, Inc. (a)	1,842	12,065
AVEO Pharmaceuticals, Inc. (a)	1,028	2,179
Bluebird Bio, Inc. (a)	49	1,220
ChemoCentryx, Inc. (a)	99	802
China Biologic Products, Inc. (a)	336	8,165
Clovis Oncology, Inc. (a)	45	2,903
Codexis, Inc. (a)	538	925
Cubist Pharmaceuticals, Inc. (a)	177	11,215
Emergent Biosolutions, Inc. (a)	646	11,357
Enanta Pharmaceuticals, Inc. (a)	307	5,704
Enzon Pharmaceuticals, Inc.	5,807	9,988
Epizyme, Inc. (a)	270	7,493
Esperion Therapeutics, Inc. (a)	253	4,078
Insys Therapeutics, Inc. (a)	42	1,176
Isis Pharmaceuticals, Inc. (a)	461	11,908
KaloBios Pharmaceuticals, Inc. (a)	1,363	7,592
Ligand Pharmaceuticals, Inc., Class B (a)	126	6,059
Maxygen, Inc. (a)	4,024	121
Myriad Genetics, Inc. (a)	393	10,285
OncoGenex Pharmaceutical, Inc. (a)	110	985
OncoMed Pharmaceuticals, Inc. (a)	394	6,395
Onconova Therapeutics, Inc. (a)	37	901
PDL BioPharma, Inc.	1,766	14,022
Pharmacyclics, Inc. (a)	42	4,683
Portola Pharmaceuticals, Inc. (a)	256	5,786
Prothena Corp. PLC (a)	73	1,463
Regulus Therapeutics, Inc. (a)	317	2,996
Repligen Corp. (a)	1,175	11,468
Targacept, Inc. (a)	369	1,889
Tetraphase Pharmaceuticals, Inc. (a)	405	3,459

Common Stocks	Shares	Value
Biotechnology (concluded)
Verastem, Inc. (a)	64	$880

		181,943
Building Products — 0.9%
A.O. Smith Corp.	492	20,689
Apogee Enterprises, Inc.	40	1,116
Gibraltar Industries, Inc. (a)	958	12,339
Griffon Corp.	337	3,717
PGT, Inc. (a)	72	733
Ply Gem Holdings, Inc. (a)	594	9,112

		47,706
Capital Markets — 1.8%
Artisan Partners Asset Management, Inc.	220	10,558
Calamos Asset Management, Inc., Class A	217	2,153
Capital Southwest Corp.	984	32,442
FBR & Co. (a)	732	19,632
Investment Technology Group, Inc. (a)	160	2,720
Janus Capital Group, Inc.	109	911
Manning & Napier, Inc.	189	2,831
MCG Capital Corp.	4,805	23,496
Oppenheimer Holdings, Inc., Class A	115	2,013
TCP Capital Corp.	67	1,044
Westwood Holdings Group, Inc.	5	238

		98,038
Chemicals — 1.7%
A. Schulman, Inc.	37	998
American Pacific Corp. (a)	293	14,354
Axiall Corp.	55	2,202
Ferro Corp. (a)	222	1,632
FutureFuel Corp.	2,957	47,726
Kraton Performance Polymers, Inc. (a)	321	5,955
Minerals Technologies, Inc.	209	9,280
OM Group, Inc. (a)	190	5,400
Tredegar Corp.	37	827
Yongye International, Inc. (a)	603	3,630

		92,004
Commercial Banks — 6.6%
1st Source Corp.	876	22,566
Access National Corp.	658	8,949
Associated Banc-Corp.	3,120	49,764
BancFirst Corp.	283	14,456
Banco Latinoamericano de Comercio Exterior SA	87	2,095
Capital Bank Financial Corp., Class A (a)	1,062	20,975
Centerstate Banks, Inc.	170	1,556
Central Pacific Financial Corp.	444	7,544
Century Bancorp, Inc., Class A	61	1,930
Chemical Financial Corp.	643	17,515
Fidelity Southern Corp.	51	733
First Citizens BancShares, Inc., Class A	264	53,391
First Merchants Corp.	429	7,327
Hancock Holding Co.	262	8,423
Hanmi Financial Corp.	411	6,712
Heritage Oaks Bancorp (a)	141	881
Home Federal Bancorp, Inc.	83	1,060
Independent Bank Group, Inc.	158	5,413
MetroCorp Bancshares, Inc.	103	1,042
National Bank Holdings Corp., Class A	1,634	31,945
Pacific Continental Corp	194	2,439
Simmons First National Corp., Class A	50	1,211
Southside Bancshares, Inc.	822	20,451
StellarOne Corp.	73	1,495

BLACKROCK FUNDS	AUGUST 31, 2013	1

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks (concluded)
Sterling Financial Corp.	1,677	$40,583
Synovus Financial Corp.	601	1,917
Texas Capital Bancshares, Inc. (a)(b)	205	9,036
Trustmark Corp.	296	7,359
Umpqua Holdings Corp.	353	5,733

		354,501
Commercial Services & Supplies — 2.1%
ARC Document Solutions, Inc. (a)	828	3,536
Cenveo, Inc. (a)	499	1,397
Consolidated Graphics, Inc. (a)	563	30,121
Deluxe Corp.	789	31,047
EnerNOC, Inc. (a)	70	1,016
G&K Services, Inc., Class A	148	7,613
Intersections, Inc.	401	3,669
Kimball International, Inc., Class B	299	2,942
Metalico, Inc. (a)	1,628	2,100
Viad Corp.	1,085	24,488
West Corp.	155	3,390

		111,319
Communications Equipment — 1.3%
Anaren, Inc. (a)	43	1,057
ARRIS Group, Inc. (a)	821	12,865
Aruba Networks, Inc. (a)	365	6,070
Aviat Networks, Inc. (a)	3,196	8,118
Bel Fuse, Inc., Class B	19	342
Black Box Corp.	34	903
Calix, Inc. (a)	419	5,384
Plantronics, Inc.	199	8,597
Polycom, Inc. (a)	632	6,276
Symmetricom, Inc. (a)	2,300	11,178
Ubiquiti Networks, Inc.	222	7,783

		68,573
Computers & Peripherals — 1.4%
Immersion Corp. (a)	1,158	14,776
Intermec, Inc. (a)	223	2,201
QLogic Corp. (a)	436	4,617
STEC, Inc. (a)	123	838
Super Micro Computer, Inc. (a)	93	1,194
Synaptics, Inc. (a)(b)	1,351	52,230

		75,856
Construction & Engineering — 1.0%
Argan, Inc.	1,727	30,654
Dycom Industries, Inc. (a)	48	1,220
MasTec, Inc. (a)	224	7,123
MYR Group, Inc. (a)	247	5,414
Orion Marine Group, Inc. (a)	118	1,159
Pike Electric Corp.	895	9,935

		55,505
Consumer Finance — 0.2%
DFC Global Corp. (a)	41	463
Nelnet, Inc., Class A	254	9,622
Regional Management Corp. (a)	61	1,676

		11,761
Containers & Packaging — 0.6%
Boise, Inc.	3,773	32,259
Distributors — 0.0%
Core-Mark Holding Co., Inc.	8	505
VOXX International Corp. (a)	111	1,350

		1,855

Common Stocks	Shares	Value
Diversified Consumer Services — 1.1%
Apollo Group, Inc., Class A (a)	885	$16,434
Capella Education Co. (a)	64	3,478
Career Education Corp. (a)	363	951
Collectors Universe, Inc.	712	11,129
National American University Holdings, Inc.	385	1,321
Outerwall, Inc. (a)	378	23,500
Stewart Enterprises, Inc., Class A	267	3,492

		60,305
Diversified Financial Services — 0.0%
PHH Corp. (a)	40	835
Diversified Telecommunication Services — 0.6%
Cincinnati Bell, Inc. (a)	936	2,799
Fairpoint Communications, Inc. (a)	166	1,550
IDT Corp., Class B	273	4,537
Inteliquent, Inc.	736	5,888
magicJack VocalTec Ltd. (a)	1,158	16,258
Straight Path Communications, Inc., Class B (a)	136	699

		31,731
Electric Utilities — 0.4%
IDACORP, Inc.	133	6,367
Otter Tail Corp.	43	1,130
Portland General Electric Co.	425	12,244

		19,741
Electrical Equipment — 1.2%
EnerSys, Inc.	264	13,538
Generac Holdings, Inc.	787	31,157
Lihua International, Inc. (a)	3,311	16,025
LSI Industries, Inc.	209	1,409

		62,129
Electronic Equipment, Instruments & Components — 3.5%
Aeroflex Holding Corp. (a)	691	4,851
Audience, Inc. (a)	315	3,295
AVX Corp.	900	11,583
Benchmark Electronics, Inc. (a)	2,359	51,827
Checkpoint Systems, Inc. (a)	970	14,230
Electro Scientific Industries, Inc.	94	1,033
Fabrinet (a)	68	949
FARO Technologies, Inc. (a)	120	4,456
InvenSense, Inc. (a)	57	1,019
Itron, Inc. (a)	29	1,086
PC Connection, Inc.	86	1,277
RealD, Inc. (a)	691	5,659
Sanmina Corp. (a)	927	15,082
ScanSource, Inc. (a)	41	1,270
Tech Data Corp. (a)	1,056	51,913
TTM Technologies, Inc. (a)	134	1,278
Vishay Intertechnology, Inc. (a)	1,625	19,906

		190,714
Energy Equipment & Services — 1.6%
Dawson Geophysical Co. (a)	471	16,909
Exterran Holdings, Inc. (a)	113	3,100
ION Geophysical Corp. (a)	1,679	8,042
Key Energy Services, Inc. (a)	1,316	8,778
Matrix Service Co. (a)	82	1,278
Parker Drilling Co. (a)	2,121	12,175
PHI, Inc. (a)	59	2,070
Unit Corp. (a)	93	4,283
USA Compression Partners LP (a)	1,222	29,939

		86,574

2	BLACKROCK FUNDS	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food & Staples Retailing — 0.9%
Harris Teeter Supermarkets, Inc.	182	$8,945
Ingles Markets, Inc., Class A	51	1,274
The Pantry, Inc. (a)	1,340	15,289
Rite Aid Corp. (a)	3,725	12,889
Roundy’s, Inc.	1,060	8,946

		47,343
Food Products — 1.7%
Chiquita Brands International, Inc. (a)	1,142	14,081
Darling International, Inc. (a)	603	12,199
Dean Foods Co. (a)	828	15,874
Fresh Del Monte Produce, Inc.	71	2,049
John B. Sanfilippo & Son, Inc.	196	4,243
Omega Protein Corp. (a)	2,155	19,287
Pilgrim’s Pride Corp. (a)	203	3,112
Seaboard Corp.	6	16,080
WhiteWave Foods Co., Class A (a)	194	3,709

		90,634
Gas Utilities — 1.2%
Northwest Natural Gas Co.	124	5,089
Southwest Gas Corp.	1,272	59,504

		64,593
Health Care Equipment & Supplies — 4.1%
Alere, Inc. (a)	640	19,949
Align Technology, Inc. (a)	424	18,465
Cutera, Inc. (a)	1,191	11,136
Cyberonics, Inc. (a)	476	24,214
ICU Medical, Inc. (a)	183	13,081
Invacare Corp.	1,000	15,010
Medical Action Industries, Inc. (a)	1,344	6,868
Natus Medical, Inc. (a)	161	2,117
Orthofix International NV	580	12,801
RTI Biologics, Inc. (a)	3,461	11,525
Solta Medical, Inc. (a)	1,385	2,881
SurModics, Inc. (a)	1,039	20,572
Symmetry Medical, Inc. (a)	1,184	9,294
Thoratec Corp. (a)	1,526	54,524

		222,437
Health Care Providers & Services — 2.1%
Alliance HealthCare Services, Inc. (a)	104	2,527
AMN Healthcare Services, Inc. (a)	357	4,855
Cross Country Healthcare, Inc. (a)	1,630	9,209
Health Net, Inc. (a)	516	15,573
Magellan Health Services, Inc. (a)	42	2,361
PharMerica Corp. (a)	940	11,562
The Providence Service Corp. (a)	657	17,634
Select Medical Holdings Corp.	66	559
VCA Antech, Inc. (a)	1,866	50,923

		115,203
Health Care Technology — 0.5%
MedAssets, Inc. (a)	352	7,892
Omnicell, Inc. (a)	794	17,262

		25,154
Hotels, Restaurants & Leisure — 2.4%
AFC Enterprises, Inc. (a)	111	4,545
Bally Technologies, Inc. (a)	248	17,888
Domino’s Pizza, Inc.	529	32,502
Einstein Noah Restaurant Group, Inc.	842	13,480
Jack in the Box, Inc. (a)	365	14,414
Marriott Vacations Worldwide Corp. (a)	25	1,090
Multimedia Games Holding Co., Inc. (a)	97	3,806
Noodles & Co. (a)	124	5,662

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (concluded)
Orient-Express Hotels Ltd., Class A	544	$6,582
Red Lion Hotels Corp. (a)	252	1,389
Ruth’s Hospitality Group, Inc.	472	5,579
Six Flags Entertainment Corp.	81	2,674
Speedway Motorsports, Inc.	376	6,648
Town Sports International Holdings, Inc.	298	3,460
Vail Resorts, Inc.	124	8,432

		128,151
Household Durables — 0.8%
The Ryland Group, Inc.	528	18,385
Taylor Morrison Home Corp., Class A (a)	176	3,627
TRI Pointe Homes, Inc. (a)	875	12,276
Universal Electronics, Inc. (a)	44	1,327
Zagg, Inc. (a)	1,347	5,994

		41,609
Household Products — 0.5%
Central Garden and Pet Co. (a)	1,060	6,848
Central Garden and Pet Co., Class A (a)	190	1,189
Harbinger Group, Inc. (a)	2,189	20,117

		28,154
Independent Power Producers & Energy Traders — 0.0%
Genie Energy Ltd., Class B	228	1,943
Insurance — 1.4%
CNO Financial Group, Inc.	273	3,710
Crawford & Co., Class B	309	2,342
eHealth, Inc. (a)	389	10,764
First American Financial Corp.	1,314	27,463
Fortegra Financial Corp. (a)	502	3,825
Hallmark Financial Services, Inc. (a)	224	1,888
HCI Group, Inc.	21	732
Horace Mann Educators Corp.	322	8,488
National Western Life Insurance Co., Class A	47	9,308
Universal Insurance Holdings, Inc.	986	7,277

		75,797
Internet & Catalog Retail — 0.7%
Blue Nile, Inc. (a)	106	3,835
Orbitz Worldwide, Inc. (a)	360	3,424
Overstock.com, Inc. (a)	56	1,575
PetMed Express, Inc.	1,790	27,333
RetailMeNot, Inc. (a)	48	1,534

		37,701
Internet Software & Services — 3.0%
AOL, Inc.	227	7,475
Bankrate, Inc. (a)	1,396	24,011
ChannelAdvisor Corp. (a)	194	5,940
Demand Media, Inc. (a)	2,027	13,135
EarthLink, Inc.	2,187	10,760
Global Eagle Entertainment, Inc. (a)	466	4,115
Gogo, Inc. (a)	416	4,701
j2 Global, Inc.	173	8,519
Limelight Networks, Inc. (a)	2,310	4,666
Marchex, Inc., Class B	799	5,473
Monster Worldwide, Inc. (a)	1,335	6,007
QuinStreet, Inc. (a)	134	1,167
Responsys, Inc. (a)	139	1,995
Sohu.com, Inc. (a)	152	9,465
Synacor, Inc. (a)	375	983
Travelzoo, Inc. (a)	971	26,227
Tremor Video, Inc. (a)	471	3,749
United Online, Inc.	2,220	17,427
ValueClick, Inc. (a)	134	2,835

BLACKROCK FUNDS	AUGUST 31, 2013	3

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Web.com Group, Inc. (a)	47	$1,326

		159,976
IT Services — 2.3%
Blackhawk Network Holdings, Inc. (a)	159	3,897
Cardtronics, Inc. (a)	74	2,567
CoreLogic, Inc. (a)	155	3,984
Global Cash Access Holdings, Inc. (a)	4,595	35,381
MAXIMUS, Inc.	453	16,992
Syntel, Inc.	815	58,574
Unisys Corp. (a)	95	2,390
VeriFone Systems, Inc. (a)	126	2,497

		126,282
Leisure Equipment & Products — 0.0%
Johnson Outdoors, Inc., Class A (a)	82	2,066
Life Sciences Tools & Services — 0.5%
Albany Molecular Research, Inc. (a)	569	6,265
Harvard Bioscience, Inc. (a)	1,700	8,398
PAREXEL International Corp. (a)	320	14,858

		29,521
Machinery — 2.7%
Ampco-Pittsburgh Corp.	168	2,735
ESCO Technologies, Inc.	414	12,689
Federal Signal Corp. (a)	184	2,147
Global Brass & Copper Holdings, Inc. (a)	507	10,013
Greenbrier Cos., Inc. (a)	55	1,241
Hyster-Yale Materials Handling, Inc.	113	8,544
John Bean Technologies Corp.	1,954	42,812
L.B. Foster Co., Class A	142	6,024
Lindsay Corp.	516	39,226
Lydall, Inc. (a)	385	5,979
NN, Inc.	149	2,058
Rexnord Corp. (a)	244	4,682
The Toro Co.	90	4,753
Trimas Corp. (a)	27	949
Xerium Technologies, Inc. (a)	116	1,253

		145,105
Marine — 0.4%
Matson, Inc.	861	22,928
Media — 2.3%
Arbitron, Inc.	98	4,612
Central European Media Enterprises Ltd., Class A	345	1,501
Crown Media Holdings, Inc., Class A (a)	1,069	3,282
CTC Media, Inc.	2,600	27,872
Digital Generation, Inc. (a)	275	3,374
Entravision Communications Corp., Class A	1,070	5,596
Harte-Hanks, Inc.	3,145	26,103
National CineMedia, Inc.	1,091	19,616
Salem Communications Corp., Class A	352	2,724
Starz, Class A (a)	1,185	29,578

		124,258
Metals & Mining — 0.8%
Coeur Mines Corp. (a)	61	881
Gold Reserve, Inc. (a)	2,118	6,163
Gold Resource Corp.	463	3,885
Great Northern Iron Ore Properties	85	5,993
Kaiser Aluminum Corp.	117	8,087
Noranda Aluminum Holding Corp.	1,876	5,121
Walter Energy, Inc.	456	5,901
Worthington Industries, Inc.	226	7,533

		43,564

Common Stocks	Shares	Value
Multi-Utilities — 1.4%
Avista Corp.	1,637	$43,004
Black Hills Corp.	625	30,013

		73,017
Oil, Gas & Consumable Fuels — 4.4%
Alon USA Energy, Inc.	750	9,315
Apco Oil and Gas International, Inc. (a)	109	1,582
Berry Petroleum Co., Class A	194	7,983
Bonanza Creek Energy, Inc. (a)	295	11,712
Callon Petroleum Co. (a)	235	1,055
Crimson Exploration, Inc. (a)	759	2,239
CVR Energy, Inc.	264	11,304
Diamondback Energy, Inc. (a)	248	9,980
Energy XXI Bermuda Ltd.	200	5,314
Evolution Petroleum Corp. (a)	296	3,330
Gastar Exploration Ltd. (a)	435	1,370
Green Plains Renewable Energy, Inc.	159	2,558
Kodiak Oil & Gas Corp. (a)	778	7,772
L&L Energy, Inc. (a)	300	711
LinnCo LLC	364	10,072
Midstates Petroleum Co., Inc. (a)	902	4,077
Northern Oil and Gas, Inc. (a)	1,923	24,768
Oasis Petroleum, Inc. (a)	769	30,145
REX American Resources Corp. (a)	559	16,513
Rosetta Resources, Inc. (a)	157	7,305
Stone Energy Corp. (a)	125	3,425
Swift Energy Co. (a)	298	3,361
Vaalco Energy, Inc. (a)	2,282	12,688
Warren Resources, Inc. (a)	6,791	19,422
Western Refining, Inc.	1,067	31,295

		239,296
Paper & Forest Products — 0.7%
Clearwater Paper Corp. (a)	10	477
Domtar Corp.	162	10,692
KapStone Paper and Packaging Corp.	527	22,134
Resolute Forest Products, Inc. (a)	263	3,316

		36,619
Personal Products — 0.0%
Medifast, Inc. (a)	77	1,914
Pharmaceuticals — 1.4%
Cumberland Pharmaceuticals, Inc. (a)	2,118	9,404
Impax Laboratories, Inc. (a)	99	2,018
Lannett Co., Inc. (a)	320	4,243
The Medicines Co. (a)	151	4,773
Pain Therapeutics, Inc.	1,644	4,324
Questcor Pharmaceuticals, Inc.	199	13,269
Sagent Pharmaceuticals, Inc. (a)	243	5,361
Santarus, Inc. (a)	1,089	24,524
Sciclone Pharmaceuticals, Inc. (a)	1,836	9,639

		77,555
Professional Services — 1.5%
CRA International, Inc. (a)	305	5,460
The Dolan Co. (a)	1,925	4,331
ICF International, Inc. (a)	51	1,677
Kforce, Inc.	866	14,090
Korn/Ferry International (a)	407	7,208
Resources Connection, Inc.	1,682	20,588
RPX Corp. (a)	1,415	22,201
WageWorks, Inc. (a)	126	5,259

		80,814
Real Estate Investment Trusts (REITs) — 6.6%
American Assets Trust, Inc.	298	8,824

4	BLACKROCK FUNDS	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
American Capital Mortgage Investment Corp.	128	$2,565
Apollo Residential Mortgage, Inc.	939	14,282
Arbor Realty Trust, Inc.	750	5,167
Ashford Hospitality Trust, Inc.	266	3,067
Aviv REIT, Inc.	392	8,906
CapLease, Inc.	327	2,783
Capstead Mortgage Corp.	422	4,954
Cedar Realty Trust, Inc.	2,766	13,498
Chatham Lodging Trust	589	10,661
Chesapeake Lodging Trust	48	1,056
Colonial Properties Trust	326	7,201
CyrusOne, Inc.	312	5,947
DiamondRock Hospitality Co.	165	1,599
EPR Properties	451	22,090
Equity One, Inc.	2,439	51,853
FelCor Lodging Trust, Inc. (a)	942	5,190
The Geo Group, Inc.	260	8,115
Gramercy Property Trust, Inc. (a)	1,052	4,303
Highwoods Properties, Inc.	1,120	37,834
Inland Real Estate Corp.	452	4,434
LaSalle Hotel Properties	46	1,220
MFA Financial, Inc.	3,826	27,547
NorthStar Realty Finance Corp.	371	3,250
One Liberty Properties, Inc.	201	4,295
PS Business Parks, Inc.	677	49,198
Ryman Hospitality Properties	870	28,745
Sabra Health Care REIT, Inc.	466	10,303
Sunstone Hotel Investors, Inc. (a)	605	7,278

		356,165
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc. (a)	13	468
Altisource Residential Corp. (a)	499	9,456
Forestar Group, Inc. (a)	806	16,088
Tejon Ranch Co. (a)	55	1,634

		27,646
Road & Rail — 1.4%
Con-way, Inc.	184	7,654
Old Dominion Freight Line, Inc. (a)	216	9,379
Ryder System, Inc.	956	53,163
Swift Transportation Co. (a)	276	4,957

		75,153
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc. (a)	771	14,055
Alpha & Omega Semiconductor Ltd. (a)	137	970
Ambarella, Inc. (a)	213	3,054
Amkor Technology, Inc. (a)	7,017	28,138
AXT, Inc. (a)	819	1,900
Cirrus Logic, Inc. (a)	476	10,710
Entegris, Inc. (a)	760	7,144
First Solar, Inc. (a)	127	4,663
Inphi Corp. (a)	499	6,347
Integrated Silicon Solution, Inc. (a)	131	1,364
Intermolecular, Inc. (a)	123	737
International Rectifier Corp. (a)	109	2,603
IXYS Corp.	787	7,295
Kulicke & Soffa Industries, Inc. (a)	2,932	32,428
Magnachip Semiconductor Corp. (a)	1,738	35,542
Micrel, Inc.	110	1,012
Microsemi Corp. (a)	403	10,373
Pericom Semiconductor Corp. (a)	899	6,320
RF Micro Devices, Inc. (a)	529	2,624
Semtech Corp. (a)	38	1,129
Sigma Designs, Inc. (a)	364	1,722

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Spansion, Inc., Class A (a)	963	$9,986
STR Holdings, Inc. (a)	997	1,655
Volterra Semiconductor Corp. (a)	92	2,109

		193,880
Software — 3.8%
Advent Software, Inc.	293	7,908
Aspen Technology, Inc. (a)	1,942	64,921
AVG Technologies NV (a)	799	17,314
Compuware Corp.	786	8,387
Digimarc Corp.	238	4,524
Ebix, Inc.	114	1,296
FleetMatics Group PLC (a)	18	890
Manhattan Associates, Inc. (a)	197	17,238
Netscout Systems, Inc. (a)	19	472
Progress Software Corp. (a)	949	23,213
PTC, Inc. (a)	679	17,702
RealPage, Inc. (a)	91	1,885
Rosetta Stone, Inc. (a)	192	2,964
Rovi Corp. (a)	503	9,019
Sapiens International Corp. NV	445	2,439
Tableau Software, Inc., Class A (a)	73	5,279
Telenav, Inc. (a)	2,181	11,821
Verint Systems, Inc. (a)	259	8,586

		205,858
Specialty Retail — 4.5%
Aaron’s, Inc. (a)	1,274	34,487
ANN, Inc. (a)(b)	612	21,236
Big 5 Sporting Goods Corp.	847	14,170
The Buckle, Inc.	23	1,191
Build-A-Bear-Workshop, Inc. (a)	240	1,730
Chico’s FAS, Inc.	1,031	16,084
The Children’s Place Retail Stores, Inc. (a)	150	7,977
CST Brands, Inc. (a)	597	17,612
Express, Inc. (a)	896	18,807
Haverty Furniture Cos, Inc.	86	2,082
Kirkland’s, Inc. (a)	605	11,804
Lumber Liquidators Holdings, Inc. (a)	179	17,796
The Men’s Wearhouse, Inc.	834	31,400
Pacific Sunwear of California, Inc. (a)	629	2,051
Rent-A-Center, Inc.	546	20,480
rue21, inc. (a)	53	2,165
Sears Hometown and Outlet Stores, Inc. (a)	396	12,704
The Wet Seal, Inc., Class A (a)	2,595	9,472

		243,248
Textiles, Apparel & Luxury Goods — 1.4%
Cherokee, Inc.	570	6,783
Crocs, Inc. (a)	1,469	19,773
Culp, Inc.	227	4,349
Delta Apparel, Inc. (a)	337	5,561
Iconix Brand Group, Inc. (a)	211	6,925
The Jones Group, Inc.	240	3,535
Movado Group, Inc.	466	19,856
Perry Ellis International, Inc.	154	2,821
Unifi, Inc. (a)	350	7,928

		77,531
Thrifts & Mortgage Finance — 2.7%
Banc of California, Inc.	306	4,070
EverBank Financial Corp.	2,970	41,758
Flagstar Bancorp, Inc. (a)	92	1,334
Heritage Financial Group, Inc.	277	4,944
HomeStreet, Inc.	1,123	22,044
Meta Financial Group, Inc.	642	20,249

BLACKROCK FUNDS	AUGUST 31, 2013	5

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (concluded)
MGIC Investment Corp. (a)	493	$3,559
Ocwen Financial Corp. (a)	416	20,983
Provident Financial Holdings, Inc.	1,131	20,098
Radian Group, Inc.	251	3,401
Walker & Dunlop, Inc. (a)	76	1,104

		143,544
Trading Companies & Distributors — 0.7%
Aircastle Ltd.	1,179	19,218
Lawson Products, Inc. (a)	140	1,568
MRC Global, Inc. (a)	565	14,831
Willis Lease Finance Corp. (a)	253	3,552

		39,169
Water Utilities — 0.4%
American States Water Co.	361	18,989
Wireless Telecommunication Services — 0.7%
Leap Wireless International, Inc. (a)	199	3,021
NTELOS Holdings Corp.	365	6,066
Telephone & Data Systems, Inc.	1,013	28,050

		37,137
Total Common Stocks — 98.0%		5,296,521

Warrants (c)	Shares	Value
Real Estate Management & Development — 0.0%
Tejon Ranch Co. (Issued/Exercisable 8/07/13, 1 Share for 1 Warrant, Expires 8/31/16, Strike Price $40)	8	$31
Total Warrants — 0.0%		31
Total Long-Term Investments (Cost — $5,201,475) — 98.0%		5,296,552

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	136,965	136,965
	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.17% (d)(e)(f)	$57	57,069
Total Short-Term Securities (Cost — $194,034) — 3.6%		194,034
Total Investments (Cost — $5,395,509*) — 101.6%		5,490,586
Liabilities in Excess of Other Assets — (1.6)%		(84,851)

Net Assets — 100.0%		$5,405,735

Notes to Schedule of Investments

*	As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,402,546

Gross unrealized appreciation	$344,424
Gross unrealized depreciation	(256,384)

Net unrealized appreciation	$88,040

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares/Beneficial Interest Held at August 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	103,573	33,392	136,965	$6
BlackRock Liquidity Series, LLC Money Market Series	—	$57,069	$57,069	$101

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of August 31, 2013 were as follows:

Contracts Purchased	Issue		Exchange	Expiration	Notional Value	Unrealized Appreciation
1	E-Mini Russell 2000	® Futures	New York	September 2013	$101,010	$4,403

6	BLACKROCK FUNDS	AUGUST 31, 2013

Schedule of Investments (concluded)	BlackRock Disciplined Small Cap Core Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$5,296,552	—	—	$5,296,552
Short-Term Securities	136,965	$57,069	—	194,034
Total	$5,433,517	$57,069	—	$5,490,586

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$4,403	—	—	$4,403
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,707	—	—	$14,707
Cash pledged for financial futures contracts	12,000	—	—	12,000
Liabilities:
Collateral on securities loaned at value	—	$(57,069)	—	(57,069)
Total	$26,707	$(57,069)	—	$(30,362)

There were no transfers between levels during the period ended August 31, 2013.

BLACKROCK FUNDS	AUGUST 31, 2013	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: October 25, 2013

3